Earnings Per Share - Summary of Shareholders' Equity Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of shareholders equity per share [Abstract]
Toyota Motor Corporation shareholders' equity	¥ 28,338,706	¥ 26,245,969
Common shares issued and outstanding at the end of the year (excluding treasury stock)	13,565,180	13,778,302
Toyota Motor Corporation shareholders' equity per share	¥ 2,089.08	¥ 1,904.88